Commitments and Contingencies - Summary of Contractual Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Office operating leases
2025	$ 742
2026	1,290
2027	1,515
2028	139
2029	25
Thereafter	0
Total	3,711	$ 3,909
Total contractual obligations
2025	106,894
2026	309,771
2027	322,575
2028	130,131
2029	265,660
Thereafter	254,351
Total	1,389,382
Construction in Progress
Vessels under construction
2025	41,160
2026	92,610
2027	216,090
2028	0
2029	0
Thereafter	0
Total	349,860
Line of Credit
Long-term debt
2025	64,992
2026	215,871
2027	104,970
2028	129,992
2029	125,635
Thereafter	254,351
Total	895,811
Senior Unsecured Bonds
Long-term debt
Total	137,878	$ 98,446
Senior Unsecured Bonds | 2024 Bonds
Long-term debt
2025	0
2026	0
2027	0
2028	0
2029	140,000
Thereafter	0
Total	$ 140,000